Subsequent events	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events
Note 36 – Subsequent events

Binding MOU to purchase Golan telecom

In February 2020, the Company, Golan's shareholders and Golan entered a binding memorandum of understanding, or MOU, for the purchase of Golan's entire share capital, for the sum of NIS 590 million, to be paid in cash in two installments: the sum of NIS 413 million upon completion of the transaction and the sum of NIS 177 million within 3 years from completion thereof. The Company will issue and deposit 8.2 million shares of the Company with a trustee (the "Escrowed Shares"). The Escrowed Shares may be sold in order to finance the deferred payment including upon an acceleration event (as set out in the MOU). In addition, on the closing date, the Company shall pay Golan's shareholders: (a) an amount equal to the cash and cash equivalents of Golan Telecom as of the closing date minus any financial indebtedness; (b) NIS 7.58 million per month for the period between the closing date and December 31, 2020; and (c) return on investments made by Golan Telecom in the 5G shared network from the date the MOU was signed and until the transaction is completed.

The transaction includes standard and customary conditions and representations and is subject to the completion of due diligence by the Company without negative findings having an adverse material effect over the value of the Company in comparison to the information provided prior to signing of the MOU, receipt of regulatory approvals and material third parties' approval and absence of material adverse change to Golan's condition (as defined in the MOU). The parties shall negotiate a detailed agreement but are bound by the MOU whether such agreement is entered or not. In case the conditions for the completion of the transaction are not met until December 31,2020, the MOU or detailed agreement, as the case may be, shall expire.

The Company cannot guarantee that the conditions for the completion of the transaction shall be met, including receipt of the required approvals.

Update on the Corona virus measures and possible implication

The Company update on the impact of the Corona virus and the related containment measures by the Israeli government on its operations and results of operations:

There has been substantial decrease in international travel due to the Corona virus, which has had an adverse effect on the Company's roaming services (inbound and outbound) and if continues for a long duration, will result in a material adverse effect on our roaming revenues and results of operations.

In addition, the Israeli government published various regulatory requirements for Corona virus containment in Israel, including, as of mid-March 2020, the prohibition on public gathering and any unnecessary outing from one's home, including the closure of malls and other non-essential leisure establishments and substantial reduction of presence in the workplace. Following such instructions, the Company closed its points of sale and walk in centers and substantially reduced its calling center personnel (excluding technical support) and other personnel not essential for the continued proper operation of its networks and provision of its services. Such measures, if continued for a long duration, will have a material adverse effect on the Company's sales of services and handsets and results of operations.

Further regulatory requirements for potential and established Corona virus patients to enter quarantine may result in material adverse effects to the Company's operations, including customer service, sales, installation of the Company's landline services, deployment, operation and maintenance of its networks, if multiple employees and outsource personnel shall be prohibited from attending their positions.

The effects of the Corona virus if continue for a long duration, may also result in shortage of equipment and suppliers failing to supply the Company with handsets, set-top boxes, network elements, spare parts or other equipment required for its networks operation and upgrade or sale and repair of handsets, all of which may have an adverse effect on the Company's results of operations.

As part of the global effects of the Corona virus on the capital markets, the Company debentures yield have increased substantially and general capital markets activities have significantly slowed or halted. If such effects continue and for the duration they so continue, it will adversely affect the Company's access to additional debt and/or capital.

The Company is taking measures in order to mitigate such adverse effects, by reducing its expenses and investments during the Corona virus pandemic, including by reducing its sales operations and by sending a large quantity of employees on unpaid leave.

The Corona virus situation continues to evolve and it is difficult to predict the duration it will affect the Company's operations and therefore the effect on its operations.

Credit for IBC

In March 2020, IBC entered an agreement with an Israeli financial institution, under which IBC shall be awarded a credit line of up to NIS 350 million, to be repaid until December 31, 2032, to further its business operation, including deployment of fiber-optic infrastructure in Israel. The agreement includes customary commercial terms and conditions. In addition, the partnership jointly held by the Company and Israel Infrastructure Fund undertook to provide IBC with an additional investment of NIS 50 million before 2021 year end.